091-09560 m

For Internal Use Only
Sec File No. 9-

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2010 JUL 28 AM 5:57
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and 4 copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
First Trust Advisors

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
FAB: Defined Multi Cap Value Index; FAD: Defined Multi Cap Growth Index ; FDL: Morningstar Dividend Leaders Index ; FDM: Dow Jones Select MicroCap Index ; FDV: Credit Suisse US Value Index; FEX: Defined Large Cap Core Index; FNX: Defined Mid Cap Core Index; FPX: IPOX-100 Index; FTA: Large Cap Value Opportunities AlphaDEX Index; FTC: Large Cap Growth Opportunities AlphaDEX Index; FVD: Value Line Dividend Index ; FVI: Value Line Equity Allocation Index ; FVL: Value Line 100 Index; FYX: Defined Small Cap Core Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 14 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
FAB, FAD, FDL, FDM, FDV, FEX, FNX, FPX, FTA, FTC, FVD, FVI, FVL, FYX

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
FAB: AMEX, ARCA, NASDAQ, NYSE; FAD: AMEX, ARCA, NASDAQ, NYSE; FDL: AMEX, ARCA, NASDAQ, NYSE; FDM: AMEX, ARCA, NASDAQ, NYSE; FDV: AMEX, ARCA, NASDAQ, NYSE; FEX: AMEX, ARCA, NASDAQ, NYSE; FNX: AMEX, ARCA, NASDAQ, NYSE; FPX: AMEX, ARCA, NASDAQ, NYSE; FTA: AMEX, ARCA, NASDAQ, NYSE; FTC: AMEX, ARCA, NASDAQ, NYSE; FVD: AMEX, ARCA, NASDAQ, NYSE; FVI: AMEX, ARCA, NASDAQ, NYSE; FVL: AMEX, ARCA, NASDAQ, NYSE; FYX: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	Eric W Hess
Date:	**26-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 28 2010

RECEIVED
2010 JUL 28 AM 5:48
SEC / TM

DirectEdge

July 26, 2010

Ms. Gail S. Jackson
Paralegal Specialist
U.S. Securities and Exchange Commission
Division of Trading and Markets
100 F Street, NE – Room 6628
Washington, DC 20549

Dear Ms. Jackson:

Enclosed please find 19-b4(e) filings for EDGA Exchange, Inc. and four copies, as requested. Should you have any questions about the documents enclosed, please contact Rebecca Taveirne at 201-942-8284.

Thank you very much.

Edgar Ortega
Legal Assistant

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 28 2010